VANECK ENERGY INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 75.9%
Energy : 75.9%
Antero Midstream Corp. 96,238 $ 1,205,862
Archrock , Inc. 28,113 432,940
Cheniere Energy, Inc. 18,533 3,163,769
DT Midstream, Inc. 30,967 1,696,992
Enbridge, Inc. 92,453 3,330,157
EnLink Midstream LLC 74,818 909,787
Equitrans Midstream Corp. 118,848 1,209,873
Gibson Energy, Inc. 54,271 824,479
Hess Midstream LP 18,751 593,094
Keyera Corp. 73,818 1,784,378
Kinder Morgan, Inc. 125,558 2,214,843
Kinetik Holdings, Inc. 7,366 246,024
NextDecade Corp. * 30,464 145,313
ONEOK, Inc. 35,068 2,462,475
Pembina Pipeline Corp. 60,489 2,082,031
Plains GP Holdings LP 60,313 961,992
Shawcor Ltd. * 18,185 208,056
Targa Resources Corp. 21,177 1,839,646
TC Energy Corp. 69,094 2,700,885
Number
of Shares Value
Energy (continued)
The Williams Companies, Inc. 78,707 $ 2,741,365
Underline
Total Common Stocks
(Cost: $29,625,202) 30,753,961
MASTER LIMITED PARTNERSHIPS: 24.0%
Energy : 24.0%
Energy Transfer LP 133,594 1,843,597
Enterprise Products Partners
LP 68,301 1,799,731
Genesis Energy LP 27,963 323,811
MPLX LP 50,386 1,850,174
NuStar Energy LP 26,641 497,654
Plains All American Pipeline LP 119,224 1,806,244
Western Midstream Partners
LP 54,816 1,603,916
Underline
Total Master Limited Partnerships
(Cost: $8,368,814) 9,725,127
Total Investments: 99.9%
(Cost: $37,994,016) 40,479,088
Other assets less liabilities: 0.1% 48,844
NET ASSETS: 100.0% $ 40,527,932
* Non-income producing
Summary of Investments by Sector
% of
Investments Value
Energy 100.0% $ 40,479,088